Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Age	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Age to participate in the plan	21
Minimum requirement to enter the Plan	1 year
Employer basic and matching contributions	5 years
Vested Employee contributions	100.00%
Employer basic and matching contributions totaled	$ 58,000	$ 52,000
Obligation under the plans	2,200,000	2,200,000
Expense attributable to plan	6,602,000	6,642,000
Bank's supplemental employee retirement plan	13,700,000	11,300,000
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expense attributable to plan	$ 128,000	$ 288,000
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Basic contributions rate	6.00%
Minimum [Member] | Voluntary Contributions [Member]
Defined Benefit Plan Disclosure [Line Items]
Basic contributions rate	1.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Basic contributions rate	25.00%
Maximum [Member] | Voluntary Contributions [Member]
Defined Benefit Plan Disclosure [Line Items]
Basic contributions rate	75.00%